Contingencies (Details Narrative) - Uptick Capital, LLC [Member] - Advisory Agreement [Member]	Aug. 07, 2017 USD ($) shares
Entity Listings [Line Items]
Proceeds from contingencies	$ 2,500
Number of common shares restricted | shares	50,000
Potential liabilities in cash	$ 10,000
Potential liabilities in stock	$ 100,000